SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2023	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jan. 31, 2023
Allowance for doubtful accounts		$ 0		$ 0		$ 0
Advertising costs		$ 0	$ 0	0	$ 0
Operating lease right-of-use asset							$ 8,704
Operating lease liability							$ 8,704
Lease borrowing rate							5.00%
Decrease in operating lease liabilities				$ 0	$ (356)
RQS [Member]
Ownership interest		10.00%		10.00%
Convertible Series B Preferred Stock [Member]
Antidilutive shares				8,000,000		8,000,000
Income Tax Penalty [Member]
Other expense						$ 47,030
Income Tax Refund [Member]
Other income				$ 27,391
Hong Kong Office Facility [Member]
Decrease in operating lease liabilities	$ 6,080